Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
For the fiscal period ending December 31,	Office Premises
2020	$222,069
2021	222,501
2022	222,501
2023	222,501
2024	222,501
1,112,073
2025	166,876
1,278,949